Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Closing balances	$ (782)
Closing balances	1,340
Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Closing balances	(423)
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Closing balances	(109)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Closing balances	115
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Closing balances	(131)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Closing balances	107
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Closing balances	(119)
Corporate equity [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Closing balances	6
Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Closing balances	319
Corporate debt [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Closing balances	26
IAS 39 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(614)	$ (780)
Realized		20
Unrealized		(112)
Net unrealized		0
Transfer in to Level 3		(56)
Transfer out of Level 3		101
Purchase		0
Issues		(213)
Sales		0
Settelements		426
Closing balances		(614)
Opening balance	2,395	3,121
Realized		70
Unrealized		17
Net unrealized gains (losses) included in OCI		(51)
Transfer in to Level 3		6
Transfer out of Level 3		(19)
Purchase		728
Issues		128
Sales		(145)
Settelements		(1,460)
Closing balances		2,395
IAS 39 [member] | Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(369)	(506)
Realized		0
Unrealized		(101)
Net unrealized		0
Transfer in to Level 3		(15)
Transfer out of Level 3		65
Purchase		0
Issues		(191)
Sales		0
Settelements		379
Closing balances		(369)
IAS 39 [member] | Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	28	31
Realized		0
Unrealized		(2)
Net unrealized gains (losses) included in OCI		0
Transfer in to Level 3		0
Transfer out of Level 3		0
Purchase		1
Issues		0
Sales		0
Settelements		(2)
Closing balances		28
IAS 39 [member] | Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(20)	(35)
Realized		0
Unrealized		14
Net unrealized		0
Transfer in to Level 3		0
Transfer out of Level 3		1
Purchase		0
Issues		0
Sales		0
Settelements		0
Closing balances		(20)
IAS 39 [member] | Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	130	140
Realized		(11)
Unrealized		1
Net unrealized gains (losses) included in OCI		0
Transfer in to Level 3		0
Transfer out of Level 3		0
Purchase		0
Issues		0
Sales		0
Settelements		0
Closing balances		130
IAS 39 [member] | Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(148)	(197)
Realized		20
Unrealized		0
Net unrealized		0
Transfer in to Level 3		0
Transfer out of Level 3		0
Purchase		0
Issues		0
Sales		0
Settelements		29
Closing balances		(148)
IAS 39 [member] | Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	38	24
Realized		0
Unrealized		19
Net unrealized gains (losses) included in OCI		0
Transfer in to Level 3		6
Transfer out of Level 3		(19)
Purchase		21
Issues		0
Sales		0
Settelements		(13)
Closing balances		38
IAS 39 [member] | Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(77)	(42)
Realized		0
Unrealized		(25)
Net unrealized		0
Transfer in to Level 3		(41)
Transfer out of Level 3		35
Purchase		0
Issues		(22)
Sales		0
Settelements		18
Closing balances		(77)
IAS 39 [member] | Corporate equity [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	32
Closing balances		32
IAS 39 [member] | Corporate equity [member] | Held for Trading for Trading Purpose [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	32	40
Realized		0
Unrealized		4
Net unrealized gains (losses) included in OCI		0
Transfer in to Level 3		0
Transfer out of Level 3		0
Purchase		0
Issues		0
Sales		0
Settelements		(12)
Closing balances		32
IAS 39 [member] | Corporate equity [member] | Equity securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	289
Closing balances		289
IAS 39 [member] | Corporate equity [member] | AFS equity securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	289	344
Realized		71
Unrealized		(10)
Net unrealized gains (losses) included in OCI		(46)
Transfer in to Level 3		0
Transfer out of Level 3		0
Purchase		40
Issues		27
Sales		(137)
Settelements		0
Closing balances		289
IAS 39 [member] | Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	3
Closing balances		3
IAS 39 [member] | Mortgage and asset backed [member] | Held for Trading for Trading Purpose [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	3	496
Realized		2
Unrealized		(3)
Net unrealized gains (losses) included in OCI		0
Transfer in to Level 3		0
Transfer out of Level 3		0
Purchase		0
Issues		0
Sales		0
Settelements		(492)
Closing balances		3
IAS 39 [member] | Mortgage and asset backed [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	1,674
Closing balances		1,674
IAS 39 [member] | Mortgage and asset backed [member] | AFS debt securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	1,674	1,947
Realized		5
Unrealized		0
Net unrealized gains (losses) included in OCI		(5)
Transfer in to Level 3		0
Transfer out of Level 3		0
Purchase		653
Issues		0
Sales		0
Settelements		(926)
Closing balances		1,674
IAS 39 [member] | Asset-backed securities [member] | Securities designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	94
Closing balances		94
IAS 39 [member] | Asset-backed securities [member] | Designated at fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	94	94
Realized		3
Unrealized		8
Net unrealized gains (losses) included in OCI		0
Transfer in to Level 3		0
Transfer out of Level 3		0
Purchase		0
Issues		0
Sales		0
Settelements		(11)
Closing balances		94
IAS 39 [member] | Business and government [member] | Loans mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	103
Closing balances		103
IAS 39 [member] | Business and government [member] | Loans and receivables, category [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	103	0
Realized		0
Unrealized		1
Net unrealized gains (losses) included in OCI		0
Transfer in to Level 3		0
Transfer out of Level 3		0
Purchase		13
Issues		101
Sales		(8)
Settelements		(4)
Closing balances		103
IAS 39 [member] | Corporate debt [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0
Closing balances		0
IAS 39 [member] | Corporate debt [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	4
Closing balances		4
IAS 39 [member] | Corporate debt [member] | AFS debt securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	4	5
Realized		0
Unrealized		(1)
Net unrealized gains (losses) included in OCI		0
Transfer in to Level 3		0
Transfer out of Level 3		0
Purchase		0
Issues		0
Sales		0
Settelements		0
Closing balances		4
IAS 39 [member] | Government issued or guaranteed [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0
Closing balances		0
Reclassification upon adoption of IFRS 9 [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0
Closing balances		0
Opening balance	(698)
Closing balances		(698)
Reclassification upon adoption of IFRS 9 [Member] | Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0
Closing balances		0
Reclassification upon adoption of IFRS 9 [Member] | Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0
Closing balances		0
Reclassification upon adoption of IFRS 9 [Member] | Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0
Closing balances		0
Reclassification upon adoption of IFRS 9 [Member] | Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0
Closing balances		0
Reclassification upon adoption of IFRS 9 [Member] | Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0
Closing balances		0
Reclassification upon adoption of IFRS 9 [Member] | Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0
Closing balances		0
Reclassification upon adoption of IFRS 9 [Member] | Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0
Closing balances		0
Reclassification upon adoption of IFRS 9 [Member] | Corporate equity [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	10
Closing balances		10
Reclassification upon adoption of IFRS 9 [Member] | Corporate equity [member] | Equity securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(10)
Closing balances		(10)
Reclassification upon adoption of IFRS 9 [Member] | Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	707
Closing balances		707
Reclassification upon adoption of IFRS 9 [Member] | Mortgage and asset backed [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(1,674)
Closing balances		(1,674)
Reclassification upon adoption of IFRS 9 [Member] | Asset-backed securities [member] | Securities designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(94)
Closing balances		(94)
Reclassification upon adoption of IFRS 9 [Member] | Business and government [member] | Loans mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	363
Closing balances		363
Reclassification upon adoption of IFRS 9 [Member] | Corporate debt [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0
Closing balances		0
Reclassification upon adoption of IFRS 9 [Member] | Corporate debt [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0
Closing balances		0
Reclassification upon adoption of IFRS 9 [Member] | Government issued or guaranteed [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0
Closing balances		0
IFRS9 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(614)
Realized	17
Unrealized	76
Net unrealized	0
Transfer in to Level 3	(197)
Transfer out of Level 3	127
Purchase	0
Issues	(373)
Sales	0
Settelements	182
Closing balances	(782)	(614)
Opening balance	1,697
Realized	(20)
Unrealized	(45)
Net unrealized gains (losses) included in OCI	0
Transfer in to Level 3	503
Transfer out of Level 3	(3)
Purchase	1,179
Issues	91
Sales	(997)
Settelements	(1,065)
Closing balances	1,340	1,697
IFRS9 [member] | Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(369)
Realized	0
Unrealized	117
Net unrealized	0
Transfer in to Level 3	(126)
Transfer out of Level 3	81
Purchase	0
Issues	(226)
Sales	0
Settelements	100
Closing balances	(423)	(369)
IFRS9 [member] | Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	28
Realized	0
Unrealized	(20)
Net unrealized gains (losses) included in OCI	0
Transfer in to Level 3	0
Transfer out of Level 3	0
Purchase	0
Issues	0
Sales	0
Settelements	(8)
Closing balances	0	28
IFRS9 [member] | Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(20)
Realized	0
Unrealized	(79)
Net unrealized	0
Transfer in to Level 3	0
Transfer out of Level 3	0
Purchase	0
Issues	0
Sales	0
Settelements	(10)
Closing balances	(109)	(20)
IFRS9 [member] | Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	130
Realized	(17)
Unrealized	2
Net unrealized gains (losses) included in OCI	0
Transfer in to Level 3	0
Transfer out of Level 3	0
Purchase	0
Issues	0
Sales	0
Settelements	0
Closing balances	115	130
IFRS9 [member] | Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(148)
Realized	17
Unrealized	(2)
Net unrealized	0
Transfer in to Level 3	0
Transfer out of Level 3	0
Purchase	0
Issues	0
Sales	0
Settelements	2
Closing balances	(131)	(148)
IFRS9 [member] | Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	38
Realized	0
Unrealized	(27)
Net unrealized gains (losses) included in OCI	0
Transfer in to Level 3	12
Transfer out of Level 3	(1)
Purchase	109
Issues	0
Sales	0
Settelements	(24)
Closing balances	107	38
IFRS9 [member] | Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(77)
Realized	0
Unrealized	40
Net unrealized	0
Transfer in to Level 3	(71)
Transfer out of Level 3	46
Purchase	0
Issues	(147)
Sales	0
Settelements	90
Closing balances	(119)	(77)
IFRS9 [member] | Corporate equity [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	42
Realized	2
Unrealized	(3)
Net unrealized gains (losses) included in OCI	0
Transfer in to Level 3	0
Transfer out of Level 3	0
Purchase	0
Issues	0
Sales	(3)
Settelements	(32)
Closing balances	6	42
IFRS9 [member] | Corporate equity [member] | Equity securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	279
Realized	(3)
Unrealized	(2)
Net unrealized gains (losses) included in OCI	5
Transfer in to Level 3	0
Transfer out of Level 3	0
Purchase	219
Issues	0
Sales	(213)
Settelements	0
Closing balances	285	279
IFRS9 [member] | Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	710
Realized	3
Unrealized	9
Net unrealized gains (losses) included in OCI	0
Transfer in to Level 3	12
Transfer out of Level 3	0
Purchase	95
Issues	0
Sales	(105)
Settelements	(405)
Closing balances	319	710
IFRS9 [member] | Mortgage and asset backed [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0
Realized	0
Unrealized	0
Net unrealized gains (losses) included in OCI	0
Transfer in to Level 3	0
Transfer out of Level 3	0
Purchase	0
Issues	0
Sales	0
Settelements	0
Closing balances	0	0
IFRS9 [member] | Asset-backed securities [member] | Securities designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0
Realized	0
Unrealized	0
Net unrealized gains (losses) included in OCI	0
Transfer in to Level 3	0
Transfer out of Level 3	0
Purchase	0
Issues	0
Sales	0
Settelements	0
Closing balances	0	0
IFRS9 [member] | Business and government [member] | Loans mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	466
Realized	0
Unrealized	(5)
Net unrealized gains (losses) included in OCI	(5)
Transfer in to Level 3	0
Transfer out of Level 3	(2)
Purchase	704
Issues	91
Sales	(171)
Settelements	(596)
Closing balances	482	466
IFRS9 [member] | Corporate debt [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0
Realized	0
Unrealized	0
Net unrealized gains (losses) included in OCI	0
Transfer in to Level 3	0
Transfer out of Level 3	0
Purchase	26
Issues	0
Sales	0
Settelements	0
Closing balances	26	0
IFRS9 [member] | Corporate debt [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	4
Realized	(5)
Unrealized	1
Net unrealized gains (losses) included in OCI	0
Transfer in to Level 3	0
Transfer out of Level 3	0
Purchase	26
Issues	0
Sales	(26)
Settelements	0
Closing balances	0	4
IFRS9 [member] | Government issued or guaranteed [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0
Realized	0
Unrealized	0
Net unrealized gains (losses) included in OCI	0
Transfer in to Level 3	479
Transfer out of Level 3	0
Purchase	0
Issues	0
Sales	(479)
Settelements	0
Closing balances	$ 0	$ 0